INCOME TAXES - Disclosure of taxes on income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Taxes [Abstract]
Current tax expenses	$ (2,887)	$ (1,509)	$ (632)
Deferred tax income	1,640	294	181
Effective tax benefit (expense)	$ (1,247)	$ (1,215)	$ (451)